Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

Transactions with Seanergy

On January 20, 2022, United was incorporated by Seanergy, under the laws of the Republic of the Marshall Islands to serve as the holding company of the Predecessor upon consummation of the Spin-Off (Note 1). Following the Spin-Off, United and Seanergy are independent publicly-traded companies. The Spin-Off was pro rata to the shareholders of the Parent, including holders of the Parent’s outstanding common shares and Series B preferred shares, so that such holders maintained the same proportionate interest in the Parent and in United both immediately before and immediately after the Spin-Off.

Contribution and Conveyance Agreement: Prior to the consummation of the Spin-Off, United entered into a Contribution and Conveyance Agreement with Seanergy. Pursuant to the Contribution and Conveyance Agreement, Seanergy, immediately prior to the Spin-Off, contributed (i) all of the Predecessor’s shares to United as a capital contribution, and (ii) an aggregate of $5,000 in cash as working capital, in exchange for the issuance of 5,000 Series C Preferred Shares to Seanergy, the cancellation of the then outstanding common shares of United and the issuance of 1,512,004 common shares of United and 40,000 Series B Preferred Shares to Seanergy (the “Distribution Shares”). Seanergy distributed the Distribution Shares to its shareholders on a pro rata basis as a special dividend. Additionally, Seanergy agreed to indemnify United for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the Gloriuship prior to the effective date of the Spin-Off, except for the July 2022 EnTrust Facility.
Rights of First Refusal: Prior to the consummation of the Spin-Off, United entered into a Right of First Refusal Agreement with Seanergy. Pursuant to the agreement, Seanergy has a right of first refusal with respect to any opportunity available to United to sell, acquire or charter-in any Capesize vessel as well as with respect to chartering opportunities, other than short-term charters with a term of 13 months or less, available to United for Capesize vessels. In addition, United has a right of first offer with respect to any vessel sales by Seanergy. United exercised such right with respect to the sale of the Goodship and the Tradership (Note 5). Upon a change of control of United or Seanergy occurring (as defined therein), such rights terminate immediately.

The Spin-Off was accounted for at fair values since the assets contributed did not meet the definition of a business and their fair value was objectively measurable and clearly realizable in an outright sale at or near the distribution (Note 7). The equity contribution from the consummation of the Spin-Off was $18,728 including the $5,000 cash received in exchange of issuance of the 5,000 Series C Preferred Shares and is presented in “Spin-off transaction” in the accompanying consolidated statement of stockholders’ equity.

On July 26, 2022, the Company issued additional 5,000 Series C Preferred Shares to Seanergy in exchange for $5,000 cash in connection with United’s funding the deposits payable for four tanker vessels acquired between August and September 2022 (Note 5).

On November 28, 2022, the outstanding 10,000 Series C preferred shares of United held by Seanergy were redeemed by the Company at a price equal to 105% of the original issue price for a total cash outflow of $10,500. Total dividends paid in respect with the Series C Preferred Shares up to date of redemption amounted to $243.

Management Agreements:

Master Management Agreement
United entered into a master management agreement with Seanergy for the provision of technical, administrative, commercial, brokerage and certain other services. Certain of these services are being contracted directly with Seanergy’s wholly owned subsidiaries, Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”) and Seanergy Management Corp. (“Seanergy Management”). In consideration of Seanergy providing such services (“service providers”), United pays a fixed administration fee of $0.3 per vessel per day to Seanergy. The initial term of the master management agreement with Seanergy expired on December 31, 2024. No three months’ notice was given by either party prior to the end of the current term, thus this agreement was automatically extended for an additional 12-month period. The master management agreement may be terminated immediately only for cause and at any time by either party with three months’ prior notice, and no termination fee will be payable. During the year ended December 31, 2024, an amount of $4,411 ($NIL for the year ended December 31, 2023) related to payments for working capital purposes from Seanergy funds and is presented under “Cash flows from financing activities” in the consolidated statements of cash flows.
Technical Management Agreement
In relation to the technical management, Seanergy Shipmanagement is responsible for arranging (directly or by subcontracting) for the day-to-day operations, inspections, maintenance, repairs, drydocking, purchasing, insurance and claims handling for the Gloriuship, Chrisea, Cretansea, Goodship, Nisea (since September 10, 2024) and Oasea (until the vessel’s sale). Pursuant to the management agreements, Seanergy Shipmanagement earned a fixed management fee of $10 per month for such services for the Goodship until March 17, 2024. Thereafter, Seanergy Shipmanagement earns a fixed management fee of $14 per month for the above-mentioned vessels, except for the Oasea, for which the technical management agreement with Seanergy Shipmanagement was terminated following her sale (Note 5). As of December 31, 2024, five of Company’s vessels are under technical management agreement with Seanergy Shipmanagement for a fixed management fee of $14 per month.

Commercial Management Agreement
United had entered into a commercial management agreement with Seanergy Management pursuant to which Seanergy Management acted as agent for United’s subsidiaries (directly or through subcontracting) for the commercial management of their vessels, including chartering, monitoring thereof, freight collection, and sale and purchase up until March 31, 2023, except for the Epanastasea for which such agreement was in effect up until her sale to her new owners in August 2023. United was paying to Seanergy Management a fee equal to 1.25% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels, except for any vessels that were chartered-out to Seanergy. Seanergy Management also earned a fee equal to 1% of the contract price of any vessel bought or sold by them on United’s behalf, except for any vessels bought or sold from or to Seanergy, or in respect of any vessel sale relating to a sale and leaseback transaction.

Effective as of April 1, 2023, United’s subsidiary, United Management Corp. (“United Management”) has entered into a commercial management agreement with Seanergy Management pursuant to which Seanergy Management acts as agent for United’s subsidiaries for the commercial management of United’s vessels, including, inter alia, accounting services, voyage monitoring, freight collection, postfixing, sale, purchase and bareboat chartering. United is paying to Seanergy Management a fee equal to 0.75% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels. In addition, Seanergy Management earns a fee equal to 1% of the contract price of any vessel bought, sold or bareboat chartered by them on United’s behalf (not including any vessels bought, sold or bareboat chartered from or to Seanergy, or any vessel sale relating to a sale and leaseback transaction).

The below table presents the analysis of “Management fees – related party” charged from Seanergy and Seanergy Shipmanagement in connection with the above agreements as presented in the accompanying statement of operations:

	Year ended	Year ended	From January 20, 2022 through
Fees charged in relation to:	December 31, 2024	December 31, 2023	December 31, 2022
Management services – Seanergy	935	760	203
Management services – Seanergy Shipmanagement	806	661	82
Management fees- related party	1,741	1,421	285

The below table presents the fees charged from Seanergy Management in connection with the above agreements:

	Year ended	Year ended	From January 20, 2022 through
Fees charged in relation to:	December 31, 2024	December 31, 2023	December 31, 2022
Commercial services (1)	351	329	296
Purchase of vessel services (2)	285	1,073	795
Sale of vessel services (3)	202	375	1,015
Total	838	1,777	2,106

(1)	included in “Vessel revenue, net” (Note 12) in the accompanying statement of operations
(2)	presented in “Right-of-use assets” (Note 6) and “Vessels, net” (Note 5)
(3)	presented in “Gain on sale of vessels, net” (Note 5) in the accompanying statement of operations

The below table presents the analysis of  “Due to Related Parties” as presented in the accompanying consolidated balance sheets:

	December 31, 2024	December 31, 2023
Balance due to Seanergy	5,597	252
Balance due to Seanergy Shipmanagement	1,004	198
Balance due to Seanergy Management	670	-
Due to Related Parties	7,271	450

The below table presents the analysis of  “Due from Related Parties” as presented in the accompanying consolidated balance sheets:

	December 31, 2024	December 31, 2023
Balance due from Seanergy Management	-	142
Due from Related Parties	-	142

On April 7, 2025, the Compensation Committee of the Company granted 75,000 shares to certain employees of the Company’s service providers (Note 16).

On March 27, 2024, the Compensation Committee of the Company granted 65,000 shares to certain employees of the Company’s service providers (Note 15).

Transaction with RGI

On July 31, 2024, the Company agreed to make an investment in RGI which was accounted under equity method due to the Company’s significant influence over RGI (Note 8).